Subsidiaries with material non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Subsidiaries with material non-controlling interest [Abstract]
Disclosure of non-controlling interests [text block]
(a)	Financial information of main subsidiaries that have material non-controlling interest are provided below:

	Country of incorporation and operation	2018	2017	2016
		%	%	%

Equity interest held by non-controlling interests:
Sociedad Minera El Brocal S.A.A.	Peru	38.57	38.57	38.67
S.M.R.L. Chaupiloma Dos de Cajamarca	Peru	40.00	40.00	40.00
Minera La Zanja S.R.L.	Peru	46.94	46.94	46.94
Apu Coropuna S.R.L.	Peru	30.00	30.00	30.00

	2018	2017	2016
	US$(000)	US$(000)	US$(000)
Accumulated balances of material non-controlling interest:
Sociedad Minera El Brocal S.A.A.	176,978	165,032	167,986
Minera La Zanja S.R.L.	42,295	48,642	55,613
S.M.R.L. Chaupiloma Dos de Cajamarca	1,800	1,693	1,906
Apu Coropuna S.R.L.	164	223	678
Other minor	-	-	(61)

	221,237	215,590	226,122

Profit (loss) allocated to material non-controlling interest:
S.M.R.L. Chaupiloma Dos de Cajamarca	5,667	5,827	6,950
Sociedad Minera El Brocal S.A.A.	2,880	4,246	(13,426)
Minera La Zanja S.R.L.	(6,346)	(6,006)	2,342
Apu Coropuna S.R.L.	(410)	(454)	(157)
Other minor	-	(1)	(31)

	1,791	3,612	(4,322)

Disclosure of financial position of subsidiaries [text block]
(b)	The summarized financial information of these subsidiaries, before inter-company eliminations, is presented below:

Statements of financial position as of December 31, 2018:

	Sociedad Minera El Brocal S.A.A.	Minera La Zanja S.R.L.	S.M.R.L. Chaupiloma Dos de Cajamarca	Apu Coropuna S.R.L.	Other minor
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Current assets	170,274	126,878	7,154	2,263	-
Non-current assets	603,280	31,841	-	182	-
Current liabilities	(123,052)	(25,834)	(2,653)	(1,165)	-
Non-current liabilities	(217,683)	(42,781)	-	(740)	-

Total shareholders’ equity, net	432,819	90,104	4,501	540	-

Attributable to:
Shareholders of the Group	255,841	47,808	2,701	377	-
Non-controlling interests	176,978	42,296	1,800	163	-

	432,819	90,104	4,501	540	-

Statements of financial position as of December 31, 2017:

	Sociedad Minera El Brocal S.A.A.	Minera La Zanja S.R.L.	S.M.R.L. Chaupiloma Dos de Cajamarca	Apu Coropuna S.R.L.	Other minor
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Current assets	146,865	134,758	6,640	1,440	665
Non-current assets	645,729	55,873	-	189	30
Current liabilities	(159,190)	(38,807)	(2,407)	(143)	(29)
Non-current liabilities	(229,709)	(48,201)	-	(740)	(2)

Total shareholders’ equity, net	403,695	103,623	4,233	746	664
Attributable to:
Shareholders of the parent	239,925	54,981	2,540	523	664
Non-controlling interests	165,032	48,642	1,693	223	-

	404,957	103,623	4,233	746	664

Disclosure of statement of profit or loss of subsidiaries [text block]
Statements of profit or loss for the years 2018, 2017 and 2016:

	Sociedad Minera El Brocal S.A.A.	Minera La Zanja S.R.L.	S.M.R.L. Chaupiloma Dos de Cajamarca	Apu Coropuna S.R.L.	Other minor
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2018 -
Revenues	332,298	96,611	20,385	-	-
Net profit (loss)	6,305	(13,519)	14,168	(1,369)	-
Attributable to non-controlling interests	2,880	(6,346)	5,667	(410)	-

Year 2017 -
Revenues	322,653	165,319	20,739	-	-
Net profit (loss)	10,386	(12,795)	14,568	(1,515)	386
Attributable to non-controlling interests	4,246	(6,006)	5,827	(454)	(1)

Year 2016 -
Revenues	230,611	178,922	24,339	-	-
Net profit (loss)	(32,782)	4,865	17,366	(523)	(410)
Attributable to non-controlling interests	(13,426)	2,342	6,950	(157)	(31)

Disclosure of cash flow statement [text block]
Statements of cash flow for the years 2018, 2017 and 2016:

	Sociedad Minera El Brocal S.A.A.	Minera La Zanja S.R.L.	S.M.R.L. Chaupiloma Dos de Cajamarca	Apu Coropuna S.R.L.
	US$(000)	US$(000)	US$(000)	US$(000)

Year 2018 -
Operating activities	74,985	10,323	14,066	(572)
Investing activities	(29,546)	(13,160)	-	-
Financing activities	(29,974)	-	(13,900)	-

	15,465	(2,837)	166	(572)

Year 2017 -
Operating activities	60,525	139,155	15,093	(185)
Investing activities	(64,343)	(17,326)	-	-
Financing activities	18,096	(32,077)	(15,090)	1,477

	14,278	89,752	3	1,292

Year 2016 -
Operating activities	(9,151)	11,839	18,178	(1,895)
Investing activities	(37,935)	(14,994)	-	-
Financing activities	48,021	-	(18,500)	2,717

	935	(3,155)	(322)	822